Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Summary of share option activity	A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2024		2023
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	849,670	$83.59	841,305	$76.19
Granted	170,144	107.54	137,115	109.42
Exercised	(313,307)	69.42	(123,781)	59.81
Expired / Cancelled	(16,320)	105.12	(4,969)	85.54
Outstanding - end of year	690,187	$95.42	849,670	$83.59
Exercisable - end of year	366,732	$85.47	568,481	$75.63

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2024 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$40.97 - $56.00	69,577	3.1	$52.12	69,577	$52.12
$64.50 - $79.69	115,776	4.5	67.93	101,492	68.42
$81.42 - $92.79	116,699	5.4	90.91	81,953	90.11
$107.53 - $123.63	388,135	8.2	112.74	113,710	117.75
	690,187	6.6	$95.42	366,732	$85.47

Disclosure of number and weighted average remaining contractual life of outstanding share options
The inputs to the Black-Scholes option-pricing model were as follows:

As at	December 31, 2024	December 31, 2023
Weighted-average share price on balance sheet date	CAD$123.56	CAD$113.45
Weighted average exercise price	CAD$95.42	CAD$83.59
Expected dividend	CAD$1.84	CAD$1.59
Expected volatility	42.58%	42.22%
Weighted average interest rate	2.87%	3.57%
Weighted average expected remaining life in years	4.35	4.07

Schedule of inputs to the option model
The inputs to the Black-Scholes option-pricing model were as follows:

As at	December 31, 2024	December 31, 2023
Weighted-average share price on balance sheet date	CAD$123.56	CAD$113.45
Weighted average exercise price	CAD$95.42	CAD$83.59
Expected dividend	CAD$1.84	CAD$1.59
Expected volatility	42.58%	42.22%
Weighted average interest rate	2.87%	3.57%
Weighted average expected remaining life in years	4.35	4.07